UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425 Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange St.
Wilmington, DE 19801

With Copies To:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 02/28/2017

Date of reporting period: 02/28/2017

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the Stringer Funds, series of the 360 Funds (the “registrant”), for the fiscal year ended February 28, 2017 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Stringer Growth Fund
Class A Shares (Ticker Symbol: SRGAX)
Class C Shares (Ticker Symbol: SRGCX)
Institutional Class Shares (Ticker Symbol: SRGIX)

Stringer Moderate Growth Fund
Class A Shares (Ticker Symbol: SRQAX)
Class C Shares (Ticker Symbol: SRQCX)
Institutional Class Shares (Ticker Symbol: SRQIX)

A series of the
360 Funds

ANNUAL REPORT

February 28, 2017

Investment Adviser

Stringer Asset Management, LLC
5050 Poplar Avenue, Suite 1103
Memphis, TN 38157

TABLE OF CONTENTS

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1
INVESTMENT HIGHLIGHTS	3
SCHEDULES OF INVESTMENTS	7
STATEMENTS OF ASSETS AND LIABILITIES	9
STATEMENTS OF OPERATIONS	10
STATEMENTS OF CHANGES IN NET ASSETS	11
FINANCIAL HIGHLIGHTS	13
NOTES TO FINANCIAL STATEMENTS	19
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	27
ADDITIONAL INFORMATION	28
EXPENSE EXAMPLES	32
BOARD APPROVAL OF RENEWAL OF INVESTMENT ADVISORY AGREEMENT	34

STRINGER Asset Management

Dear Shareholders:

The past fiscal year was marked by bouts of volatility in both the equity markets and bond markets. The Funds held up well during the periods of declines due to our risk management techniques. Many of these same techniques have caused the Funds to lag as the equity markets rebounded. During the fiscal year ended February 28, 2017, the Growth Fund had a return of 16.25%(a) versus 22.07% for the MCSI AC World Net Total Return Index (b). During the fiscal year ended February 28, 2017, the Moderate Growth Fund had a return of 10.61%(a) versus 14.24% for the 65%/35% blend of the MCSI AC World Net Total Return Index and the Barclays US Aggregate Bond Index (the “Blended Index”)(c). Overall, the Funds have performed in-line with our long-term expectations.

The Funds were conservatively positioned by holding extra cash and conservative fixed income and equity investments in late 2015 into early 2016. Our outlook brightened as 2016 progressed, culminating in the Funds increasing their allocations to financials, technology, and energy sectors. We have since reduced the financials and energy allocations, realizing gains for the Funds, to increase the exposure to the consumer discretionary sector. We think that the U.S. labor market will continue to improve, driving consumer spending higher, and the consumer discretionary sector should benefit.

Most positive contributions in the Growth Fund came from the overweight to the ‘value’ style, especially midcap value, which we favor as a long-term allocation. Also positively contributing were holdings in information technology and medical devices. Most negatively affecting Growth Fund results were some of our defensive equity holdings and cash. Note that these same holdings and cash levels helped to dampen volatility, resulting in a more attractive risk-adjusted return.

Like the Growth Fund, positive contributions in the Moderate Growth Fund came from the overweight to the ‘value’ style, information technology, and medical devices. Most negatively affecting results were our fixed income investments and some of our defensive equity holdings, which tend to be interest rate sensitive. These holdings did not perform well when interest rates moved sharply higher during the second part of the year.

Sector weightings changed throughout the year as the market environment shifted. Initially overweight health care, specifically medical devices, the allocations moved to focus more on financials, energy, and technology.

Thank you for your continued trust and support. Please let us know if there is anything we can do to help you.

Respectfully,

Gary Stringer, CFA

President of Stringer Asset Management LLC

March 22, 2017

Stringer Asset Management, LLC | 5050 Poplar Avenue, Suite 1103 | Memphis, TN 38157 | 901-800-2956 | info@stringeram.com

STRINGER Asset Management

(a)
The performance information shown is for the Funds’ Institutional Shares. Please see the Total Return Table on the following pages for performance information on the Funds’ Class A and Class C shares. The performance information quoted assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235. Investors should consider the investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about the Funds can be found in each Funds' prospectus. Please read it carefully before investing.

(b)
MCSI AC World Net Total Return Index is a free-float weighted equity index that includes both emerging and developed world markets. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(c)
The Blended Index is a 65%/35% blend of the MCSI AC World Net Total Return Index and the Barclays US Aggregate Bond Index, a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

Stringer Asset Management, LLC | 5050 Poplar Avenue, Suite 1103 | Memphis, TN 38157 | 901-800-2956 | info@stringeram.com

Stringer Funds	ANNUAL REPORT
INVESTMENT HIGHLIGHTS
February 28, 2017 (Unaudited)

Stringer Growth Fund

The investment objective of the Stringer Growth Fund (the “Fund”) is long-term growth of capital. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”). The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large, mid and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio. The Fund may also invest directly in domestic equity securities (including large, small and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies. At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities.

The percentages in the above graph are based on the portfolio holdings of the Fund as of February 28, 2017 and are subject to change.

Stringer Funds	ANNUAL REPORT
Stringer Growth Fund
INVESTMENT HIGHLIGHTS
February 28, 2017 (Unaudited)

(1)	The minimum initial investment for the Institutional Class shares is $1,000,000.

Returns as of February 28, 2017	One Year ended February 28, 2017	Since Inception from March 27, 2013 through February 28, 2017
Stringer Growth Fund Class A without sales charge	15.98%	6.34%
Stringer Growth Fund Class A with sales charge	9.60%	4.82%
Stringer Growth Fund Class C without CDSC	15.08%	5.54%
Stringer Growth Fund Class C with CDSC	15.08%	5.54%
Stringer Growth Fund Institutional Class	16.25%	6.62%
MCSI AC World Net Total Return Index	22.07%	7.75%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the Stringer Growth Fund versus the MCSI AC World Net Total Return Index and the MSCI World Index. The MCSI AC World Net Total Return Index is a free-float weighted equity index that includes both emerging and developed world markets. The MSCI World Index is a free-float weighted equity index that includes developed world markets, and does not include emerging markets. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index. The Stringer Growth Fund has replaced the MSCI World Index with the MCSI AC World Net Total Return Index as its broad-based performance benchmark because the MCSI AC World Net Total Return Index more closely reflects the investments of the Stringer Growth Fund over time.

As with any fund, save an index fund, that commonly compares its performance to the MCSI AC World Net Total Return Index and the MSCI World Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Stringer Growth Fund, which will generally not invest in all the securities comprising these indices.

Stringer Funds	ANNUAL REPORT
INVESTMENT HIGHLIGHTS
February 28, 2017 (Unaudited)

Stringer Moderate Growth Fund

The investment objective of the Stringer Moderate Growth Fund (the “Fund”) is capital appreciation while also maintaining principal stability. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”) that invest in equity securities. The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large, mid and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio. The Fund may also invest directly in domestic equity securities (including large, small and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies. At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities.

The percentages in the above graph are based on the portfolio holdings of the Fund as of February 28, 2017 and are subject to change.

Stringer Funds	ANNUAL REPORT
Stringer Moderate Growth Fund
INVESTMENT HIGHLIGHTS
February 28, 2017 (Unaudited)

(1)	The minimum initial investment for the Institutional Class shares is $1,000,000.

Returns as of February 28, 2017	One Year ended February 28, 2017	Since Inception from March 31, 2015 through February 28, 2017 (2)
Stringer Moderate Growth Fund Class A without sales charge	10.29%	0.55%
Stringer Moderate Growth Fund Class A with sales charge	4.23%	(4.80)%
Stringer Moderate Growth Fund Class C without CDSC	9.51%	(0.19)%
Stringer Moderate Growth Fund Class C with CDSC	9.51%	(0.19)%
Stringer Moderate Growth Fund Institutional Class	10.61%	0.78%
MCSI AC World Net Total Return /Barclays US Aggregate Bond 65/35 Index Blend	14.24%	3.35%
(2)	Not Annualized

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the Stringer Moderate Growth Fund versus the MCSI AC World Net Total Return/Barclays US Aggregate Bond 65/35 Index Blend. The MCSI AC World Net Total Return/Barclays US Aggregate Bond 65/35 Index Blend is a 65%/35% blend of the MCSI AC World Net Total Return Index and the Barclays US Aggregate Bond Index. The MCSI AC World Net Total Return Index is a free-float weighted equity index that includes both emerging and developed world markets. The Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the MCSI AC World Net Total Return /Barclays US Aggregate Bond 65/35 Index Blend, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Stringer Moderate Growth Fund, which will generally not invest in all the securities comprising the index.

STRINGER FUNDS	ANNUAL REPORT
Stringer Growth Fund
SCHEDULE OF INVESTMENTS
February 28, 2017

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 98.98%

ASSET ALLOCATION FUNDS - 6.08%
SPDR Bloomberg Barclays Convertible Securities ETF	56,433	$2,700,883

DEBT FUNDS - 8.73%
iShares Floating Rate Bond ETF	41,771	2,123,638
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	62,394	1,755,767
		3,879,405
EQUITY FUNDS - 84.17%
First Trust NASDAQ-100 Technology Index Fund	42,336	2,479,196
iShares Edge MSCI Min Vol EAFE ETF	28,339	1,821,914
iShares Edge MSCI USA Momentum Factor ETF	68,326	5,549,438
iShares Global Financials ETF	37,101	2,251,660
PowerShares S&P 500 High Beta Port ETF	63,072	2,382,230
PowerShares S&P 500 High Dividend Low Volatility Portfolio	44,796	1,833,052
SPDR S&P 400 Mid Cap Value ETF	55,335	5,386,862
Vanguard Value ETF	46,968	4,547,442
WisdomTree Europe Hedged Equity Fund	30,222	1,801,231
WisdomTree International Equity Fund	138,698	6,701,887
WisdomTree Japan Hedged Equity Fund	52,551	2,664,861
		37,419,773

TOTAL EXCHANGE-TRADED FUNDS (Cost $40,062,863)		44,000,061

SHORT TERM INVESTMENTS - 1.24%
Federated Government Obligations Fund - Institutional Shares, 0.46% (a) (Cost $550,015)	550,015	550,015

TOTAL INVESTMENTS (Cost $40,612,878) - 100.22%		$44,550,076
LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.22%)		(95,618)
NET ASSETS - 100%		$44,454,458

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the 7-day yield at February 28, 2017, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS	ANNUAL REPORT
Stringer Moderate Growth Fund
SCHEDULE OF INVESTMENTS
February 28, 2017

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 99.14%

ASSET ALLOCATION FUNDS - 4.97%
SPDR Bloomberg Barclays Convertible Securities ETF	7,240	$346,506

DEBT FUNDS - 38.72%
First Trust Preferred Securities and Income ETF	10,129	197,921
iShares Floating Rate Bond ETF	6,435	327,155
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,565	422,738
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	19,308	489,844
SPDR Doubleline Total Return Tactical ETF	5,733	280,688
Vanguard Total Bond Market ETF	12,072	981,091
		2,699,437

EQUITY FUNDS - 55.45%
First Trust NASDAQ-100 Technology Index Fund	5,062	296,431
iShares Edge MSCI USA Momentum Factor ETF	6,808	552,946
iShares Global Financials ETF	4,809	291,858
PowerShares S&P 500 High Beta Port ETF	7,772	293,549
SPDR S&P 400 Mid Cap Value ETF	7,459	726,134
Vanguard Value ETF	5,405	523,312
WisdomTree Europe Hedged Equity Fund	4,914	292,874
WisdomTree International Equity Fund	10,919	527,606
WisdomTree Japan Hedged Equity Fund	7,124	361,258
		3,865,968

TOTAL EXCHANGE-TRADED FUNDS (Cost $6,516,707)		6,911,911

SHORT TERM INVESTMENTS - 1.11%
Federated Government Obligations Fund - Institutional Shares, 0.46% (a) (Cost $76,966)	76,966	76,966

TOTAL INVESTMENTS (Cost $6,593,673) - 100.25%		$6,988,877
LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.25%)		(17,266)
NET ASSETS - 100%		$6,971,611

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the 7-day yield at February 28, 2017, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2017	ANNUAL REPORT

	Stringer Growth Fund	Stringer Moderate Growth Fund
Assets:
Investments, at value	$44,550,076	$6,988,877
Receivables:
Interest	211	126
Fund shares sold	900	-
Prepaid expenses	12,509	4,643
Total assets	44,563,696	6,993,646

Liabilities:
Payables:
Fund shares redeemed	31,788	-
Due to advisor	40,504	947
Accrued distribution (12b-1) fees	13,121	819
Due to administrator	8,680	5,388
Accrued Trustee fees	767	767
Accrued expenses	14,378	14,114
Total liabilities	109,238	22,035
Net Assets	$44,454,458	$6,971,611

Sources of Net Assets:
Paid-in capital	$41,322,045	$6,956,611
Accumulated net realized loss on investments	(704,564)	(372,783)
Accumulated net investment loss	(100,221)	(7,421)
Net unrealized appreciation on investments	3,937,198	395,204
Total Net Assets (Unlimited shares of beneficial interest authorized)	$44,454,458	$6,971,611

Total Investments, at cost	$40,612,878	$6,593,673

Class A Shares:
Net assets	$13,524,067	$1,756,724
Shares Outstanding (Unlimited shares of beneficial interest authorized)	$1,126,240	$177,502
Net Asset Value Per Share	$12.01	$9.90

Maximum Offering Price Per Share (a)	$12.71	$10.48

Minimum Redemption Price Per Share (b)	$11.89	$9.80

Class C Shares:
Net assets	$15,582,184	$616,881
Shares Outstanding (Unlimited shares of beneficial interest authorized)	$1,306,877	$62,656
Net Asset Value and Offering Price Per Share	$11.92	$9.85

Minimum Redemption Price Per Share (c)	$11.80	$9.75

Institutional Class Shares:
Net assets	$15,348,207	$4,598,006
Shares Outstanding (Unlimited shares of beneficial interest authorized)	$1,275,269	$463,980
Net Asset Value, Offering and Redemption Price Per Share	$12.04	$9.91

(a)	A maximum sales charge of 5.50% is imposed on Class A shares.
(b)
Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed within one year from the date of purchase.

(c)	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions made within one year from the date of purchase.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF OPERATIONS

February 28, 2017	ANNUAL REPORT

	Stringer Growth Fund	Stringer Moderate Growth Fund

	For the Year Ended February 28, 2017	For the Year Ended February 28, 2017

Investment income:
Dividends	$1,233,668	$160,592
Interest	4,898	1,205
Total investment income	1,238,566	161,797

Expenses:
Management fees (Note 5)	459,731	50,195
Distribution (12b-1) fees - Class A	39,383	3,624
Distribution (12b-1) fees - Class C	179,350	5,534
Accounting and transfer agent fees and expenses	114,983	62,829
Trustee fees and expenses	12,277	12,277
Registration and filing fees	12,085	2,344
Audit fees	12,000	12,000
Miscellaneous	11,413	8,379
Custodian fees	9,831	8,572
Legal fees	5,181	2,661
Pricing fees	1,444	1,851
Insurance	1,443	1,278
Total expenses	859,121	171,544
Less: fees recouped and (fees waived and expenses absorbed)	(2,549)	(83,931)
Net expenses	856,572	87,613

Net investment income	381,994	74,184

Realized and unrealized gain:
Net realized gain on:
Investments (a)	1,559,124	13,316
Net realized gain on investments	1,559,124	13,316

Net change in unrealized appreciation on:
Investments	5,319,473	511,597
Net change in unrealized appreciation	5,319,473	511,597

Net gain on investments	6,878,597	524,913

Net increase in net assets resulting from operations	$7,260,591	$599,097

(a)	Includes capital gains distributions from underlying investments of $0 and $298 for the Stringer Growth Fund and Stringer Moderate Growth Fund, respectively.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

February 28, 2017	ANNUAL REPORT

	Stringer Growth Fund

	For the Year Ended February 28, 2017	For the Year Ended February 29, 2016

Increase (decrease) in net assets from:
Operations:
Net investment income	$381,994	$191,076
Net realized gain (loss) on investments	1,559,124	(1,483,359)
Net unrealized appreciation (depreciation) on investments	5,319,473	(4,727,214)
Net increase (decrease) in net assets resulting from operations	7,260,591	(6,019,497)

Distributions to shareholders from:
Net investment income - Class A	(136,590)	(129,740)
Net investment income - Class C	(2,492)	-
Net investment income - Institutional Class	(180,875)	(121,789)
Net realized capital gains - Class A	-	(566,732)
Net realized capital gains - Class C	-	(604,140)
Net realized capital gains - Institutional Class	-	(403,919)
Total distributions	(319,957)	(1,826,320)

Capital share transactions (Note 3):
Increase (decrease) in net assets from capital share transactions	(15,394,373)	10,929,646

Increase (decrease) in net assets	(8,453,739)	3,083,829

Net Assets:
Beginning of year/period	52,908,197	49,824,368

End of year/period	$44,454,458	$52,908,197
Accumulated net investment loss	$(100,221)	$(162,258)

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

February 28, 2017	ANNUAL REPORT

	Stringer Moderate Growth Fund

	For the Year Ended February 28, 2017	For the Period Ended February 29, 2016 (a)

Increase (decrease) in net assets from:
Operations:
Net investment income	$74,184	$54,672
Net realized gain (loss) on investments	13,316	(386,099)
Net unrealized appreciation (depreciation) on investments	511,597	(116,393)
Net increase (decrease) in net assets resulting from operations	599,097	(447,820)

Distributions to shareholders from:
Net investment income - Class A	(17,578)	(6,323)
Net investment income - Class C	(1,636)	(5,402)
Net investment income - Institutional Class	(58,026)	(47,312)
Total distributions	(77,240)	(59,037)

Capital share transactions (Note 3):
Increase in net assets from capital share transactions	1,374,417	5,582,194

Increase in net assets	1,896,274	5,075,337

Net Assets:
Beginning of period	5,075,337	-

End of period	$6,971,611	$5,075,337
Accumulated net investment loss	$(7,421)	$(4,365)

(a)	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

February 28, 2017	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer Growth Fund

	Class A
	For the Year Ended February 28, 2017	For the Year Ended February 29, 2016	For the Year Ended February 28, 2015	For the Period Ended February 28, 2014 (a)

Net Asset Value, Beginning of Year/Period	$10.45	$12.03	$11.42	$10.00

Investment Operations:
Net investment income	0.11	0.07	0.08	0.02
Net realized and unrealized gain (loss) on investments	1.56	(1.27)	0.65	1.46
Total from investment operations	1.67	(1.20)	0.73	1.48

Distributions:
From net investment income	(0.11)	(0.07)	(0.08)	(0.04)
From net realized capital gains	-	(0.31)	(0.04)	(0.02)
Total distributions	(0.11)	(0.38)	(0.12)	(0.06)

Net Asset Value, End of Year/Period	$12.01	$10.45	$12.03	$11.42

Total Return (b)	15.98%	(10.16)%	6.42%	14.82%	(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$13,524	$18,368	$16,633	$10,942

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (e)	1.57%	1.56%	1.68%	2.40%	(d)
After fees waived and expenses absorbed/recouped (e)	1.57%	1.65%	1.65%	1.65%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed/recouped (e)	0.99%	0.67%	0.72%	(0.48)%	(d)
After fees waived and expenses absorbed/recouped (e)	1.00%	0.58%	0.75%	0.27%	(d)

Portfolio turnover rate	79%	144%	80%	53%	(c)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

February 28, 2017	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer Growth Fund

	Class C
	For the Year Ended February 28, 2017		For the Year Ended February 29, 2016	For the Year Ended February 28, 2015		For the Period Ended February 28, 2014 (a)

Net Asset Value, Beginning of Year/Period	$10.36		$11.94	$11.37		$10.00

Investment Operations:
Net investment income (loss)	0.01		(0.01)	-	(b)	(0.02)
Net realized and unrealized gain (loss) on investments	1.55		(1.26)	0.63		1.42
Total from investment operations	1.56		(1.27)	0.63		1.40

Distributions:
From net investment income	-	(c)	-	(0.02)		(0.01)
From net realized capital gains	-		(0.31)	(0.04)		(0.02)
Total distributions	-		(0.31)	(0.06)		(0.03)

Net Asset Value, End of Year/Period	$11.92		$10.36	$11.94		$11.37

Total Return (d)	15.08%		(10.80)%	5.54%		14.06%	(e)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$15,582		$20,373	$16,157		$7,571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (g)	2.32%		2.31%	2.43%		3.15%	(f)
After fees waived and expenses absorbed/recouped (g)	2.32%		2.40%	2.40%		2.40%	(f)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed/recouped (g)	0.24%		(0.08)%	(0.03)%		(1.23)%	(f)
After fees waived and expenses absorbed/recouped (g)	0.25%		(0.17)%	0.00%		(0.48)%	(f)

Portfolio turnover rate	79%		144%	80%		53%	(e)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Net investment income per share was less than $0.01 per share for the year ended February 28, 2015.
(c)	Net investment income distribution was less than $0.01 per share for the year ended February 28, 2017.
(d)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	Annualized.
(g)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

February 28, 2017	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer Growth Fund

	Institutional Class
	For the Year Ended February 28, 2017	For the Year Ended February 29, 2016	For the Year Ended February 28, 2015	For the Period Ended February 28, 2014 (a)

Net Asset Value, Beginning of Year/Period	$10.48	$12.05	$11.44	$10.00

Investment Operations:
Net investment income	0.14	0.09	0.08	0.04
Net realized and unrealized gain (loss) on investments	1.56	(1.26)	0.67	1.47
Total from investment operations	1.70	(1.17)	0.75	1.51

Distributions:
From net investment income	(0.14)	(0.09)	(0.10)	(0.05)
From net realized capital gains	-	(0.31)	(0.04)	(0.02)
Total distributions	(0.14)	(0.40)	(0.14)	(0.07)

Net Asset Value, End of Year/Period	$12.04	$10.48	$12.05	$11.44

Total Return (b)	16.25%	(9.88)%	6.63%	15.12%	(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$15,348	$14,167	$17,034	$4,400

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (e)	1.32%	1.31%	1.43%	2.15%	(d)
After fees waived and expenses absorbed/recouped (e)	1.32%	1.40%	1.40%	1.40%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed/recouped (e)	1.24%	0.92%	0.97%	(0.23)%	(d)
After fees waived and expenses absorbed/recouped (e)	1.25%	0.83%	1.00%	0.52%	(d)

Portfolio turnover rate	79%	144%	80%	53%	(c)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

February 28, 2017	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer Moderate Growth Fund

	Class A
	For the Year Ended February 28, 2017	For the Period Ended February 29, 2016 (a)

Net Asset Value, Beginning of Year/Period	$9.07	$10.00

Investment Operations:
Net investment income	0.09	0.10
Net realized and unrealized gain (loss) on investments	0.84	(0.93)
Total from investment operations	0.93	(0.83)

Distributions:
From net investment income	(0.10)	(0.10)
From net realized capital gains	-	-
Total distributions	(0.10)	(0.10)

Net Asset Value, End of Year/Period	$9.90	$9.07

Total Return (b)	10.29%	(8.38)%	(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$1,757	$607

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	2.84%	3.06%	(d)
After fees waived and expenses absorbed (e)	1.50%	1.50%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e)	(0.26)%	(0.38)%	(d)
After fees waived and expenses absorbed (e)	1.08%	1.18%	(d)

Portfolio turnover rate	84%	118%	(c)

(a)	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

February 28, 2017	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer Moderate Growth Fund

	Class C
	For the Year Ended February 28, 2017	For the Period Ended February 29, 2016 (a)

Net Asset Value, Beginning of Year/Period	$9.02	$10.00

Investment Operations:
Net investment income (loss)	(0.04)	0.02
Net realized and unrealized gain (loss) on investments	0.90	(0.92)
Total from investment operations	0.86	(0.90)

Distributions:
From net investment income	(0.03)	(0.08)
From net realized capital gains	-	-
Total distributions	(0.03)	(0.08)

Net Asset Value, End of Year/Period	$9.85	$9.02

Total Return (b)	9.51%	(9.02)%	(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$617	$582

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	3.59%	3.81%	(d)
After fees waived and expenses absorbed (e)	2.25%	2.25%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e)	(1.01)%	(1.13)%	(d)
After fees waived and expenses absorbed (e)	0.33%	0.43%	(d)

Portfolio turnover rate	84%	118%	(c)

(a)	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS

February 28, 2017	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer Moderate Growth Fund

	Institutional Class
	For the Year Ended February 28, 2017	For the Period Ended February 29, 2016 (a)

Net Asset Value, Beginning of Year/Period	$9.07	$10.00

Investment Operations:
Net investment income	0.12	0.11
Net realized and unrealized gain (loss) on investments	0.84	(0.93)
Total from investment operations	0.96	(0.82)

Distributions:
From net investment income	(0.12)	(0.11)
From net realized capital gains	-	-
Total distributions	(0.12)	(0.11)

Net Asset Value, End of Year/Period	$9.91	$9.07

Total Return (b)	10.61%	(8.23)%	(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$4,598	$3,886

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	2.59%	2.81%	(d)
After fees waived and expenses absorbed (e)	1.25%	1.25%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e)	(0.01)%	(0.13)%	(d)
After fees waived and expenses absorbed (e)	1.33%	1.43%	(d)

Portfolio turnover rate	84%	118%	(c)

(a)	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Stringer Funds	ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2017

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Stringer Funds (the “Funds”) are series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds are non-diversified Funds. As non-diversified Funds, they may invest a significant portion of their assets in a small number of companies. The Stringer Growth Fund’s (the “Growth Fund”) investment objective is long-term growth of capital. The Stringer Moderate Growth Fund’s (the “Moderate Growth Fund”) investment objective is capital appreciation while also maintaining principal stability. The Funds’ investment adviser is Stringer Asset Management, LLC (the “Adviser”). The Funds offers three classes of shares, Class A, Class C and Institutional Class shares. Each class of shares for the Growth Fund commenced operations on March 27, 2013. Each class of shares for the Moderate Growth Fund commenced operations on March 31, 2015. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)   Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)   Exchange Traded Funds – The Funds may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as the Funds, pay their proportionate share of these expenses. Your cost of investing in the Funds will generally be higher than the cost of investing directly in ETFs. By investing in the Funds, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Funds invest in addition to the Funds’ direct fees and expenses.

c)   Federal Income Taxes – The Fund have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

 As of and during the fiscal year ended February 28, 2017, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statements of operations. During the fiscal year ended February 28, 2017, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware State. As required by accounting principles generally accepted in the United States of America (“GAAP”), ASC 740, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended 2015, 2016 and 2017 for the Growth Fund; and, tax years ended 2016 and 2017 for the Moderate Growth Fund) and has concluded that no provision for income tax is required in these financial statements.

d)   Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no reclassifications necessary for the fiscal year ended February 28, 2017.

e)   Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)   Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Stringer Funds	ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2017

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g)   Non-Diversified Funds – The Funds are non-diversified Funds. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Funds than it would have in a diversified fund.

 (h)  Contingent Deferred Sales Charges – For initial purchases of Class A shares of a Fund of $1 million or more, a broker-dealer's commission (equal to 1.00% of such purchases over $1 million) may be paid by the Adviser to participating unaffiliated broker-dealers through whom such purchases are effected. A contingent deferred sales charge (“CDSC”) may be imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million and are redeemed within one year from the date of purchase. The Adviser may advance a commission to a dealer that sells such Class A shares and any CDSC will be reimbursed to the Adviser and will be equal to 0.50% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. There were no CDSC Fees from Class A redemptions reimbursed to the Adviser during the fiscal year ended February 28, 2017.

For initial purchases of Class C shares of a Fund, a broker-dealer's commission (equal to 1.00% of such purchases) may be paid by the Adviser to participating unaffiliated broker-dealers through whom such purchases are effected. A CDSC of 1.00% may be imposed on certain redemptions of Class C shares that are redeemed within one year from the date of purchase. The Adviser may advance a commission to a dealer that sells Class C shares and any CDSC will be reimbursed to the Adviser and will be equal to 1.00% of the lesser of (1) the net asset value at the time of purchase of the Class C shares being redeemed; or (2) the net asset value of such shares at the time of redemption. During the fiscal year ended February 28, 2017, CDSC Fees paid from Class C redemptions of $6,746 and $3,786 were reimbursed to the Adviser by the Growth Fund and Moderate Growth Fund, respectively.

2.	SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Stringer Funds	ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2017

2.	SECURITIES VALUATIONS (continued)

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of February 28, 2017.

Growth Fund
Financial Instruments - Assets

Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange Traded Funds (2)	$44,000,061	$-	$44,000,061
Money Market Funds	550,015	-	550,015
Totals	$44,550,076	$-	$44,550,076

Moderate Growth Fund
Financial Instruments - Assets

Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange Traded Funds (2)	$6,911,911	$-	$6,911,911
Money Market Funds	76,966	-	76,966
Totals	$6,988,877	$-	$6,988,877

(1)
As of and during the fiscal year ended February 28, 2017, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All ETFs held in the Funds are Level 1 securities. For a detailed break-out of ETFs by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the fiscal year ended February 28, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the fiscal year ended February 28, 2017, no securities were fair valued.

Stringer Funds	ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2017

3.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Growth Fund for the fiscal year ended February 28, 2017 were as follows:

	Sold	Redeemed	Reinvested	Net Decrease
Class A
Shares	110,122	(752,712)	11,244	(631,346)
Value	$1,231,171	$(8,474,005)	$129,973	$(7,112,861)
Class C
Shares	119,668	(779,114)	201	(659,245)
Value	$1,350,577	$(8,771,118)	$2,315	$(7,418,226)
Institutional Class
Shares	327,154	(417,020)	12,888	(76,978)
Value	$3,731,948	$(4,744,475)	$149,241	$(863,286)

Transactions in shares of capital stock for the Moderate Growth Fund for the fiscal year ended February 28, 2017 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Class A
Shares	125,188	(16,289)	1,686	110,585
Value	$1,192,885	$(157,657)	$16,239	$1,051,467
Class C
Shares	41,426	(43,521)	171	(1,924)
Value	$395,656	$(411,968)	$1,636	$(14,676)
Institutional Class
Shares	144,494	(114,067)	5,212	35,639
Value	$1,396,395	$(1,109,016)	$50,247	$337,626

Transactions in shares of capital stock for the Growth Fund for the fiscal year ended February 29, 2016 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Class A
Shares	817,478	(503,840)	60,935	374,573
Value	$9,410,625	$(5,672,160)	$674,556	$4,413,021
Class C
Shares	860,773	(296,718)	49,176	613,231
Value	$10,094,355	$(3,338,621)	$540,449	$7,296,183
Institutional Class
Shares	375,076	(480,194)	43,716	(61,402)
Value	$4,388,249	$(5,652,609)	$484,802	$(779,558)

Stringer Funds	ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2017

3.	CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of capital stock for the Moderate Growth Fund for the period since inception from March 31, 2015 through February 29, 2016 were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	94,265	(28,020)	672	66,917
Value	$947,304	$(275,904)	$6,323	$677,723
Class C
Shares	71,308	(7,304)	576	64,580
Value	$687,637	$(66,228)	$5,402	$626,811
Institutional Class
Shares	475,182	(51,583)	4,742	428,341
Value	$4,725,172	$(492,188)	$44,676	$4,277,660

4. INVESTMENT TRANSACTIONS

For the fiscal year ended February 28, 2017, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Growth Fund	$36,671,136	$46,465,259
Moderate Growth Fund	6,352,537	4,973,551

There were no government securities purchased or sold during the year.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, the Adviser will receive a monthly management fee equal to an annual rate of 0.95% of the Growth Fund’s net assets and 0.80% of the Moderate Growth Fund’s net assets

The Adviser and the Funds have entered into an Expense Limitation Agreement (“Expense Agreement”) under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, shareholder service fees, extraordinary expenses, interest and dividend expenses in connection with securities sold short, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.40% for Class A shares, Class C shares, and Institutional Class Shares, respectively, of the average daily net assets of the Growth Fund and to not more than 1.25% for Class A shares, Class C shares and Institutional Class shares, respectively, of the average daily net assets of the Moderate Growth Fund through at least July 1, 2017. Effective May 1, 2016, the expense limitation was reduced to 1.30% for the Growth Fund’s Class A shares, Class C shares and Institutional shares through at least July 1, 2017. It is expected that the Expense Agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Funds. Please see the table below for information regarding the management fees earned, fee waivers and recoupments, and expenses reimbursed during the fiscal year ended February 28, 2017, as well as amounts due to the Adviser at February 28, 2017.

	Growth Fund	Moderate Growth Fund
Management fees earned	$459,731	$50,195
Fees waived and expenses reimbursed	9,539	83,931
Fees recouped	6,990	-
Payable to Adviser	40,504	947

Stringer Funds	ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2017

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

If, at any time, the annualized expenses of the Funds are less than the annualized expense limitation ratios, the Funds would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for the Funds, and (b) can be repaid without causing the expenses of the Funds to exceed the annualized expense limitation ratios. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, are as follows:

	February 28, 2018	February 28, 2019	February 29, 2020	Totals
Growth Fund	$11,090	$-	$9,539	$20,629
Moderate Growth Fund	-	64,416	83,931	148,347

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Funds including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records.

For the fiscal year ended February 28, 2017, the Funds accrued servicing fees, including out of pocket expenses, and had amounts payable to M3Sixty as follows.

	Growth Fund	Moderate Growth Fund
Service fees accrued	$114,983	$62,829
Service fees payable	8,680	5,388

Certain officers and a Trustee of the Funds are also employees of M3Sixty.

The Funds have entered into a Distribution Agreement with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Funds. The Distributor serves as underwriter/distributor of the Funds.

The Distributor is an affiliate of M3Sixty.

The Funds have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. The Funds may expend up to 1.00% for Class C shares and up to 0.25% for Class A shares of the Funds’ average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plans for the Class A and Class C shares of the Funds took effect March 27, 2013 for the Growth Fund and March 31, 2015 for the Moderate Growth Fund. For the fiscal year ended February 28, 2017, the Funds accrued 12b-1 expenses attributable to Class A shares and Class C shares as follows.

	Class A	Class C
Growth Fund	$39,383	$179,350
Moderate Growth Fund	3,624	5,534

Stringer Funds	ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2017

6.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at February 28, 2017 were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Growth Fund	$40,612,878	$3,937,198	$-	$3,937,198
Moderate Growth Fund	6,596,210	409,376	(16,709)	392,667

The differences between book basis unrealized appreciation and tax-basis unrealized appreciation for the Moderate Growth Fund are attributable primarily to the tax deferral of losses on wash sales.

The tax character of distributions paid during the fiscal year ended February 28, 2017 for the Funds were as follows:

	Long-Term Capital Gains	Ordinary Income
Growth Fund	$-	$319,957
Moderate Growth Fund	-	77,240

The tax character of distributions paid during the fiscal year ended February 29, 2016 for the Funds were as follows:

	Long-Term Capital Gains	Ordinary Income
Growth Fund	$1,449,362	$376,958
Moderate Growth Fund	-	59,037

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. As of February 28, 2017, the Funds’ most recent fiscal year end, the components of distributable earnings presented on an income tax basis were as follows:

	Undistributed/ (Accumulated) Ordinary Income/(Loss)	Undistributed Long-Term Capital Gains/(Capital Loss Carryforwards)	Post-October Capital Losses & Post-December Ordinary Loss	Net Unrealized Appreciation	Total Distributable Earnings
Growth Fund	$(2,401)	$(704,746)	$(97,638)	$3,937,198	$3,132,413
Moderate Growth Fund	-	(369,040)	(8,627)	392,667	15,000

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of February 28, 2017, the Funds elected to defer net capital losses and net ordinary losses as indicated in the chart below:

	Post-October Losses		Post-December Losses
	Deferred	Utilized	Deferred	Utilized
Growth Fund	$-	$2,265,143	$97,638	$162,317
Moderate Growth Fund	1,206	154,100	7,421	4,365

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of February 28, 2017, the Growth Fund had capital loss carryforwards for federal income tax purposes of $706,019 Non-Expiring Short-Term capital loss carryforwards. As of February 28, 2017, the Moderate Growth Fund had capital loss carryforwards for federal income tax purposes of $369,040 Non-Expiring Short-Term capital loss carryforwards.

Stringer Funds	ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2017

7.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.	SUBSEQUENT EVENTS

Pursuant to a New Distribution Agreement (“New Agreement”), Matrix 360 Distributors, LLC (“M3SixtyD”) replaced Matrix Capital Group, Inc. as Distributor to the Funds effective March 3, 2017. Transition of the distribution services to M3SixtyD required an in-person meeting of the Board of Trustees to review and approve the New Agreement and M3SixtyD as the new Distributor. The approval of the New Agreement took place at the January 11, 2017 meeting of the Board of Trustees and became effective March 3, 2017.

In accordance with GAAP, Management has evaluated the impact of all other subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Stringer Growth Fund and Stringer Moderate Growth Fund

We have audited the accompanying statement of assets and liabilities of the Stringer Growth Fund including the schedule of investments, as of February 28, 2017 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years then ended and the financial highlights for each of the three years then ended and the period March 27, 2013 (commencement of investment operations) through February 28, 2014. We have also audited the accompanying statement of assets and liabilities of the Stringer Moderate Growth Fund including the schedule of investments, as of February 28, 2017 and the related statement of operations and statement of changes in net assets for the year then ended and the statement of changes in net assets and the financial highlights for the period March 31, 2015 (commencement of investment operations) through February 29, 2016. These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Funds were not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and cash owned as of February 28, 2017, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Stringer Growth Fund and the Stringer Moderate Growth Fund as of February 28, 2017, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated therein, through February 28, 2017 in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania
April 27, 2017

Stringer Funds	ANNUAL REPORT
ADDITIONAL INFORMATION
February 28, 2017

The Funds files their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2018 to determine the calendar year amounts to be included on their 2017 tax returns. Shareholders should consult their own tax advisors.

Stringer Funds	ANNUAL REPORT
ADDITIONAL INFORMATION
February 28, 2017

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. This section provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively, as well as the entities that provide services to the Funds. The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4520 Main Street, Suite 1425, Kansas City, Missouri 64111.

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Art Falk 1937	Trustee and Independent Chairman	Since 2011	Retired. President, Murray Hill Financial Marketing, (financial marketing consultant) (1990–2012).	Seven	None
Thomas Krausz 1944	Trustee	Since 2011	Mr. Krausz has been an independent management consultant to private enterprises since 2007.	Seven	None
Tom M. Wirtshafter 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker- dealer), American Portfolios Advisors (investment adviser) (2009–Present).	Seven	None
Gary DiCenzo 1962	Trustee	Since 2014	Chief Executive Officer, Cognios Capital (investment management firm) (2015–present); President and CEO, IMC Group, LLC (asset management firm consultant) (2010–2015).	Seven	None
Interested Trustee*
Randall K. Linscott 1971	President	Since 2013
Chief Executive Officer, M3Sixty Administration, LLC (2013–present); Chief Operating Officer, M3Sixty Administration LLC (2011–2013); Division Vice President, Boston Financial Data Services, (2005–2011).
				Seven	None

*	The Interested Trustee is an Interested Trustee because he is an officer and employee of the Administrator.

Stringer Funds	ANNUAL REPORT
ADDITIONAL INFORMATION
February 28, 2017

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)(continued)

Name and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Andras P. Teleki 1971	Chief Compliance Officer and Secretary	Since 2015
Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, M3Sixty Distributors, LLC, M3Sixty Advisors, LLC and Matrix Capital Group, Inc. (2015–present); Chief Compliance Officer and Secretary, 360 Funds (2015–present); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015–present); Secretary and Anti-Money Laundering Compliance Officer, Monteagle Funds (2015–2016); Partner, K&L Gates, (2009–2015).
				N/A	N/A
Brandon Byrd 1981	Assistant Secretary	Since 2013	Chief Operating Officer, M3Sixty Administration LLC (2012–present); Division Manager – Client Service Officer, Boston Financial Data Services (mutual fund service provider) (2010–2012).	N/A	N/A
Larry Beaver 1969	Treasurer	Since 2007	Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005–present).	N/A	N/A
Ted Akins 1974	Assistant Treasurer	Since 2014	Director, Transfer Agency and Mutual Fund Operations, M3Sixty Administration, LLC (2012–present); Senior Client Service Advisor, Boston Financial Data Services, (1999–2012).	N/A	N/A

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $1,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. The Trust reimburses each Trustee and officer for their travel and other expenses relating to attendance at such meetings.

Stringer Funds	ANNUAL REPORT
ADDITIONAL INFORMATION
February 28, 2017

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)(continued)

Remuneration Paid to Trustees and Officers (continued)

Name of Trustee[1]	Aggregate Compensation From each Stringer Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Stringer Funds Paid to Trustees[2]
Independent Trustees
Art Falk	$2,500	None	None	$5,000
Thomas Krausz	$2,300	None	None	$4,600
Tom M. Wirtshafter	$2,300	None	None	$4,600
Gary DiCenzo	$2,300	None	None	$4,600
Interested Trustees
Randall K. Linscott	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to the seven Funds of the Trust.

[2]	Figures are for the fiscal year ended February 28, 2017.

Stringer Funds	ANNUAL REPORT

Information About Your Funds’ Expenses - (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectuses.

Expenses and Value of a $1,000 Investment for the period from 09/01/16 through 02/28/17

Growth Fund:	Beginning Account Value (09/01/2016)	Annualized Expense Ratio for the Period	Ending Account Value (02/28/2017)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (+5.21%)	$1,000.00	1.55%	$1,052.10	$7.89
Class C (+4.76%)	$1,000.00	2.30%	$1,047.60	$11.68
Institutional Class (+5.39%)	$1,000.00	1.30%	$1,053.90	$6.62
Hypothetical 5% Fund Return
Class A	$1,000.00	1.55%	$1,017.10	$7.75
Class C	$1,000.00	2.30%	$1,013.40	$11.48
Institutional Class	$1,000.00	1.30%	$1,018.30	$6.51

(a)	Expenses are equal to the Growth Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Moderate Growth Fund:	Beginning Account Value (09/01/2016)	Annualized Expense Ratio for the Period	Ending Account Value (02/28/2017)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (+2.71%)	$1,000.00	1.50%	$1,027.10	$7.54
Class C (+2.36%)	$1,000.00	2.25%	$1,023.60	$11.29
Institutional Class (+2.79%)	$1,000.00	1.25%	$1,027.90	$6.29

Stringer Funds	ANNUAL REPORT

Information About Your Funds’ Expenses - (Unaudited)(continued)

Moderate Growth Fund:	Beginning Account Value (09/01/2016)	Annualized Expense Ratio for the Period	Ending Account Value (02/28/2017)	Expenses Paid During Period (a)
Hypothetical 5% Fund Return
Class A	$1,000.00	1.50%	$1,017.40	$7.50
Class C	$1,000.00	2.25%	$1,013.60	$11.23
Institutional Class	$1,000.00	1.25%	$1,018.60	$6.26

(a)	Expenses are equal to the Moderate Growth Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Funds’ prospectuses dated June 28, 2016 for the Funds were as follows:
Stringer Growth Fund Class A, gross of fee waivers or expense reimbursements	1.88%
Stringer Growth Fund Fund Class A, after waiver and reimbursement*	1.87%
Stringer Growth Fund Class C, gross of fee waivers or expense reimbursements	2.63%
Stringer Growth Fund Class C, after waiver and reimbursement*	2.62%
Stringer Growth Fund Institutional Class, gross of fee waivers or expense reimbursements	1.63%
Stringer Growth Fund Institutional Class, after waiver and reimbursement*	1.62%
Stringer Moderate Growth Fund Class A, gross of fee waivers or expense reimbursements	3.39%
Stringer Moderate Growth Fund Fund Class A, after waiver and reimbursement*	1.83%
Stringer Moderate Growth Fund Class C, gross of fee waivers or expense reimbursements	4.14%
Stringer Moderate Growth Fund Class C, after waiver and reimbursement*	2.58%
Stringer Moderate Growth Fund Institutional Class, gross of fee waivers or expense reimbursements	3.14%
Stringer Moderate Growth Fund Institutional Class, after waiver and reimbursement*	1.58%

* Stringer Asset Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, shareholder services fees, extraordinary expenses, interest and dividend expenses in connection with securities sold short, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.30% for the Growth Fund and 1.25% for the Moderate Growth Fund through at least July 1, 2017. Subject to approval by the Funds’ Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Funds within the three fiscal years following the year in which such waiver occurred, if the Funds are able to make the payment without exceeding the 1.30% and 1.25% expense limitations. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval. Total Gross Operating Expenses (Annualized) during the fiscal year ended February 28, 2017 were 1.57%, 2.32% and 1.32% for the Stringer Growth Fund Class A, Stringer Growth Fund Class C and Stringer Growth Fund Institutional Class shares, respectively. Total Gross Operating Expenses (Annualized) during the fiscal year ended February 28, 2017 were 2.84%, 3.59% and 2.59% for the Stringer Moderate Growth Fund Class A, Stringer Growth Fund Class C and Stringer Growth Fund Institutional Class shares, respectively. Please see the Information About Your Funds’ Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosures during the fiscal year ended February 28, 2017.

Approval of the Advisory Agreement Renewal for the Stringer Growth Fund and the Stringer Moderate Growth Fund

At a meeting held on January 11, 2017, the Board of Trustees (the “Board”) considered the approval of the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust and Stringer Asset Management, LLC (“Stringer” or “Adviser”) in regard to the Stringer Growth Fund and the Stringer Moderate Growth Fund (collectively, the “Stringer Funds”).

Legal Counsel to the Trust (“Counsel”) reviewed with the Board a memorandum from Counsel and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Adviser with respect to the Stringer Funds. A copy of this memorandum was circulated to the Trustees in advance of the Meeting.  Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Stringer Funds; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Stringer Funds; (iv) the extent to which economies of scale would be realized if the Stringer Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Stringer Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation earlier in the Meeting.  The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the Stringer Funds and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Stringer Funds from the Adviser; (iii) periodic commentary on the reasons for the performance; (iv) presentations by Stringer Funds’ management addressing the Adviser’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Stringer Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Stringer Funds, information on investment advice, performance, summaries of Stringer Funds’ expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Stringer Funds; (iii) the anticipated effect of size on the Stringer Funds’ performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the Stringer Funds.  The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

(1) The nature, extent, and quality of the services to be provided by the Adviser.

In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement with respect to each of the Stringer Funds. The Board reviewed the services to be provided by the Adviser to the Stringer Funds including, without limitation: Stringer’s processes for formulating investment recommendations and assuring compliance with the Stringer Funds’ investment objectives and limitations; its coordination of services for the Stringer Funds among the Stringer Funds’ service providers, and the anticipated efforts to promote the Stringer Funds, grow assets, and assist in the distribution of Stringer Funds’ shares. The Board considered: the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; and Adviser’s compliance program, policies, and procedures.  After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser was satisfactory and adequate for the Stringer Funds.

(2) Investment Performance of the Stringer Funds and the Adviser.

In considering the investment performance of the Stringer Funds and the Adviser, the Trustees compared the short and long-term performance of each Fund with the performance of its benchmark index, or indices, as applicable, comparable funds with similar objectives and size managed by other investment advisors, and comparable peer group indices (e.g., Morningstar category averages).  The Trustees also considered the consistency of the Adviser’s management of each Fund with its investment objective and policies. With regard to the Stringer Growth Fund, the Board noted that the Fund had performed comparably to the category average for the 1-year, but that its underperformed the 3-year period ended November 30, 2016. The Board noted that in comparison to its relevant benchmark (the MSCI ACWI), the Stringer Growth Fund had slightly underperformed for the year to date period, it had outperformed for the most recent 1-year and 2-year periods, and it had slightly underperformed for the 3-year period – each of the foregoing was considered as of November 30, 2016  The Board also considered the performance of the Stringer Growth Fund relative to the S&P 500® Index and had noted that the Stronger Growth Fund had underperformed that index for all periods. With regard to the Stringer Moderate Growth Fund, the Board noted that the Stringer Moderate Growth Fund underperformed its category average for the 1-year period ended November 30, 2016 although it noted that the Stronger Moderate Growth Fund had only been operating since March of 2015.  The Board noted that in comparison to two benchmark indices (the S&P 500® index and the customized MSCI ACWI/Barclays Aggregate Bond Index 65/35 Blend), the Stringer Moderate Growth Fund had underperformed for the year to date and 1-year periods. The Trustees considered the performance of the Stringer Funds relative to performance of the composites representing separate accounts managed by the Adviser having substantially similar strategies as the respective Stringer Funds.   The Trustees noted the Adviser’s opinion that while there may be from time-to-time different underlying securities in the Stringer Funds versus the separately managed accounts, the Adviser strives to have the same exposures.  The Trustees noted the Adviser’s expressed belief that any performance dispersion is largely a result of the higher fees associated with the management of the Stringer Funds.  Based on the foregoing, the Board concluded that the investment performance information presented for the Stringer Funds was satisfactory.

(3)	The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Stringer Funds.

In considering the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Stringer Funds, the Trustees considered the Adviser’s staffing, personnel, and methods of operating; the financial condition of the Adviser and the level of commitment to the Adviser by the Adviser and its principals; the expected asset levels of the Stringer Funds; and the projected overall expenses of the Stringer Funds.  The Trustees considered financial statements of the Adviser and discussed the financial stability and productivity of the firm.  The Trustees considered the fees and expenses of the Stringer Growth Fund (including the management fee) relative to its category average. The Trustees noted that the management fee for the Stringer Growth Fund was above the category average and tending toward the higher end of the category, but it was well within the range for the category that was considered.    The Trustees next considered the fees and expenses of the Stringer Moderate Growth Fund (including the management fee) relative to its category average.  Similarly, the Trustees noted that the management fee for the Stinger Moderate Growth Fund was above the category average and tending toward the higher end of the category, but it was well within the range for the category that was considered.   It was noted that with regard to each of the Stringer Funds, the Adviser has entered into an expense limitation agreement. The Trustees also considered the fees assessed to the Adviser’s clients with separate accounts that were run with strategies similar to the Stringer Funds and observed that the fees for such clients were generally lower than those assessed to the Stringer Fund – in this regard, the Trustees considered the reasons for the differences and determined that the reasons were warranted. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by each of the Stringer Funds was fair and reasonable.

(4)	The extent to which economies of scale would be realized as the Stringer Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Stringer Funds’ investors.

In this regard, the Board considered the Stringer Funds’ fee arrangements with the Adviser. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Stringer Funds would benefit from the expense limitation arrangement for each of the Stringer Funds.  The Trustees noted that while a breakpoint schedule in an advisory agreement would be beneficial, such a feature to the fee schedule only had benefits if the particular fund’s assets were sufficient to realize the effect of the breakpoint.  The Trustees noted that obtaining lower expenses for the shareholders would be realized immediately with expense limitation arrangements.  The Trustees noted that the Stringer Growth Fund was currently operating at expense levels and that, as a result, the expense limitation arrangement that was in place for that Fund did not actually provide any current benefits of economies of scale to the shareholders.  However, the Trustees noted that the assurance that the expense limitation arrangement was in place was of value to that Fund.  The Trustees noted that the Stringer Moderate Growth Fund’s assets were at such a level that the expense limitation arrangements were providing benefits to that Fund’s shareholders currently.  The Trustees also noted that the Stringer Funds would benefit from economies of scale under its agreements with some of its service providers other than the Adviser as fees that were in place with those other service providers were either fixed or essentially semi-fixed, and the Board considered the Adviser’s efforts to work with M3Sixty to secure such arrangements for the Stringer Funds. Following further discussion of the Stringer Funds’ expected asset levels, expectations for growth, and levels of fees, the Board determined that the Stringer Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement provided potential savings or protection for the benefit of the Stringer Funds’ investors.

(5) Possible conflicts of interest and benefits derived by the Adviser.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the Stringer Funds; the fact that the Adviser does not utilize soft dollars; the basis of decisions to buy or sell securities for the Stringer Funds; and the substance and administration of the Adviser’s code of ethics.  Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.  It was noted that the Adviser noted the ability to place investors in the Stringer Funds who did not meet the Adviser’s minimum separate account size was a benefit to the Adviser.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement with respect to each of the Stringer Funds was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement with respect to each of the Stringer Funds.

360 FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
Stringer Asset Management, LLC
5050 Poplar Avenue
Suite 1103
Memphis, TN 38157

ADMINISTRATOR & TRANSFER AGENT
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix 360 Distributors, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA 19001

LEGAL COUNSEL
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway
Suite 310
Leawood, KS 66211

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Tom Wirtshafter serves on its audit committee as the "audit committee financial expert" as defined in Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $20,000 with respect to the registrant’s fiscal year ended February 28, 2017 and $20,000 with respect to the registrant’s fiscal year ended February 29, 2016.

(b)
Audit-Related Fees. There were no fees billed during the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)
Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $4,000 with respect to the registrant’s fiscal year ended February 28, 2017 and $4,000 with respect to the registrant’s fiscal year ended February 29, 2016. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)
All Other Fees. The aggregate fees billed in last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended February 28, 2017 and $0 for the fiscal year ended February 29, 2016.

(e)(1)
The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X
f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the last two fiscal years ended February 28, 2017 and February 29, 2016 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser during the last two fiscal years.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)   Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)   Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Fund
By: Randy Linscott	/s/ Randy Linscott
Principal Executive Officer
Date: May 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Randy Linscott	/s/ Randy Linscott
Principal Executive Officer
Date: May 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Principal Financial Officer
Date: May 5, 2017